The Prudential Series Fund

655 Broad Street, 17th Floor

Newark, New Jersey 07102

July 1, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497 Filing for The Prudential Series Fund

Registration numbers 002-80896 and 811-03623

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated June 27, 2016 (SEC accession number 0000067590-16-002200), to The Prudential Series Fund Prospectus dated April 29, 2016 for the Global Portfolio, Small Capitalization Stock Portfolio, SP International Growth Portfolio and Stock Index Portfolio (collectively, the Portfolios). The purpose of the filing is to submit the 497 filing dated June 27, 2016 in XBRL for the Portfolios.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

Sincerely,

/s/ Kathleen DeNicholas
Kathleen DeNicholas Assistant Secretary